Regulatory Matters - Schedule of Companies Capital Amounts and Ratios (Details) (USD $)	Dec. 31, 2013	Jan. 13, 2010	Dec. 31, 2013 Consolidated [Member]	Dec. 31, 2012 Consolidated [Member]	Dec. 31, 2013 Bank [Member]	Dec. 31, 2012 Bank [Member]
Total Capital to Risk Weighted Assets, Actual Amount			$ 7,308	$ 14,435	$ 10,443	$ 15,758
Total Capital to Risk Weighted Assets, Actual Ratio			2.97%	5.55%	4.24%	6.06%
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount			19,708	20,818	19,703	20,800
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio			8.00%	8.00%	8.00%	8.00%
Total Capital to Risk Weighted Assets, Minimum Required for Compliance With Consent Order Amount					24,629	26,000
Total Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio					10.00%	10.00%
Tier I Capital to Risk Weighted Assets, Actual Amount			4,191	11,159	7,325	12,482
Tier I Capital to Risk Weighted Assets, Actual Ratio			1.70%	4.29%	2.97%	4.80%
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Amount			9,854	10,409	9,852	10,400
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio	10.00%	10.00%	4.00%	4.00%	4.00%	4.00%
Tier I Capital to Risk Weighted Assets, Minimum Required for Compliance With Consent Order Amount
Tier I Capital to Risk Weighted Assets, Minimum Required for Capital Adequacy Purposes Ratio
Tier I Capital to Average Assets, Actual Amount			4,191	11,159	7,325	12,482
Tier I Capital to Average Assets, Actual Ratio			1.45%	3.79%	2.54%	4.24%
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Amount			11,542	11,788	11,539	11,779
Tier I Capital to Average Assets, Minimum Required for Capital Adequacy Purposes Ratio	8.00%	8.00%	4.00%	4.00%	4.00%	4.00%
Tier I Capital to Average Assets, Minimum Required for Compliance With Consent Order Amount					$ 23,079	$ 23,558
Tier I Capital to Average Assets, Minimum Required for Compliance With Consent Order Ratio					8.00%	8.00%